Related parties - Director and shareholder compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Board fees	$ 360	$ 320	$ 227
Consultancy fees			20
Total director and shareholder compensation	360	320	247
Bottom of range
Disclosure of transactions between related parties [line items]
Related party expenses	$ 100	$ 100	$ 100